Derivative financial instruments - Income (loss) recorded in comprehensive income (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Derivative Instruments, Gain (Loss) [Line Items]
Income tax effect	$ (4,088)	$ (2,274)	$ (11,752)	$ (5,339)
Net gain on derivatives, net of tax	28,613	15,920	82,261	37,372
Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Effective portion of change in fair market value of derivatives designated as accounting cash flow hedges:	25,774	17,656	76,524	39,943
Interest rate caps
Derivative Instruments, Gain (Loss) [Line Items]
Effective portion of change in fair market value of derivatives designated as accounting cash flow hedges:	5,753	(323)	15,148	1,142
Derivative Premium And Amortization
Derivative Instruments, Gain (Loss) [Line Items]
Effective portion of change in fair market value of derivatives designated as accounting cash flow hedges:	$ 1,174	$ 861	$ 2,341	$ 1,626